Employee benefit plans - Amounts recognized in accumulated other comprehensive income (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefit plans
Net loss / (gain)	$ 2,152	$ 1,891	$ 795	$ (338)
Prior service cost / (credit)	(409)	(456)	(542)	$ (503)
Deficit	$ 1,743	$ 1,435	$ 253